Management of Capital - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Number of stock shares that can be repurchased under normal course issuer bid program		2,290,063
Shares repurchased under NCIB, amount		$ (21)
Major ordinary share transactions [member] | Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of stock shares that can be repurchased under normal course issuer bid program	43,476,502
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of stock shares that can be repurchased under normal course issuer bid program		2,290,000
Shares repurchased under NCIB, amount		$ (48)
Deficit [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased under NCIB, amount		$ 27